Software technology development costs (Tables)	9 Months Ended
Sep. 30, 2025
Research and Development [Abstract]
Schedule of Expense of Development Costs

During the three month period ended September 30, 2025, the Company has expensed the development costs of all products as incurred and has expensed the following development costs.

	Nine Months ended September 30, 2025	Nine Months ended September 30, 2024	Three Months ended September 30, 2025	Three Months ended September 30, 2024

Opening total software development costs	$19,500,575	$16,055,557	$21,621,743	$17,628,758

Software development during the period	3,348,815	2,384,134	1,227,647	810,933
Closing total Software development costs	$22,849,390	$18,439,691	$22,849,390	$18,439,691